Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Net income	$ 5,753	$ 11,872		$ 13,190
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,021	2,837		2,662
Amortization of intangibles	1,520	1,544		1,193
Stock-based compensation	534	544		468
Deferred taxes	(931)	(1,132)		1,387
Net (gain)/loss on asset sales and other	14	62		481
Loss on microelectronics business disposal				71
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	1,297	712		812
Retirement related	1,014	54		(22)
Inventories	18	(14)		133
Other assets/other liabilities	4,437	408	[1]	(3,200)	[1]
Accounts payable	47	197		81
Net cash provided by operating activities	16,724	17,084	[1]	17,255	[1]
Cash flows from investing activities
Payments for property, plant and equipment	(3,229)	(3,567)		(3,579)
Proceeds from disposition of property, plant and equipment	460	424		370
Investment in software	(544)	(583)		(572)
Purchases of marketable securities and other investments	(4,964)	(5,917)		(3,073)
Proceeds from disposition of marketable securities and other investments	3,910	5,692		2,842
Non-operating finance receivables - net	(2,028)	(891)		(398)
Acquisition of businesses, net of cash acquired	(496)	(5,679)		(3,349)
Divestiture of businesses, net of cash transferred	(205)	(454)		(401)
Net cash used in investing activities	(7,096)	(10,976)		(8,159)
Cash flows from financing activities
Proceeds from new debt	9,643	9,132		5,540
Payments to settle debt	(6,816)	(6,395)		(5,622)
Short-term borrowings/(repayments) less than 90 days - net	620	26		101
Common stock repurchases	(4,340)	(3,502)		(4,609)
Common stock repurchases for tax withholdings	(193)	(126)	[1]	(248)	[1]
Common stock transactions - other	175	204		322
Cash dividends paid	(5,506)	(5,256)		(4,897)
Net cash used in financing activities	(6,418)	(5,917)	[1]	(9,413)	[1]
Effect of exchange rate changes on cash and cash equivalents	937	(51)		(473)
Net change in cash and cash equivalents	4,146	140		(790)
Cash and cash equivalents at beginning of period	7,826	7,686		8,476
Cash and cash equivalents at end of period	11,972	7,826		7,686
Supplemental data
Income taxes paid - net of refunds received	1,597	1,078		2,657
Interest paid on debt	$ 1,208	$ 1,158		$ 995

[1]	Reclassified to reflect adoption of the FASB guidance on share-based compensation.